CONVERTIBLE DEBENTURES OFFERING - Disclosure of detailed information about debentures identified component (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 26, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt instruments held [abstract]
Debentures (host instrument)	$ 1,937 [1]	$ 1,937
Embedded conversion feature	364	$ 364
Repayments of convertible debentures	$ 2,301		$ 2,092

[1]	The fair value of the host instrument was measured by management using the assistance of an external appraiser taking into account a debt discount rate of 18.79%.